SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

35.    SUBSEQUENT EVENTS

Sale of Aesop

On April 3rd, 2023, the Company has announced that it has entered into a binding agreement to sell all the shares held by the subsidiary Natura Cosméticos S.A. in Natura Brazil Pty. Ltd. (“Aesop”) to the L’Oréal Group for a total consideration of US$2,525 billion. The transaction is intended to support the Company’s financial deleveraging and position it to focus on its strategic priorities, notably the integration in Latin America and the further optimization of Avon International’s footprint and the continued improvement of The Body Shop’s business.

The transaction price will be received in cash at the closing date, which is expected to occur in the third quarter of 2023 and is subject to customary regulatory approvals.

As from April 3, 2023, the binding agreement date, Aesop was classified as a non-current asset held for sale and as a discontinued operation in accordance with IFRS 5 – Non-current assets held for sale and discontinued operations. The Aesop business materially represents the whole “Aesop segment”, as reported by the Company, prior to the classification as non-current assets held for sale and discontinued operations.